Stock Based Compensation Plans: (Tables)	6 Months Ended
Jun. 30, 2018
Stock Based Compensation Plans: (Tables) [Abstract]
Share option transactions	<!--DOCTYPE html PUBLIC "-//W3C//DTD XHTML 1.0 Transitional//EN" "http://www.w3.org/TR/xhtml1/DTD/xhtml1-transitional.dtd" --> Stock option transactions for the six months ended June 30, 2018 and 2017 are as follows: <table border="0" cellpadding="0" cellspacing="0" width="548" style="border-collapse:collapse;margin-left:5.4pt;width:486.900024pt;"> <tr> <td valign="top" width="31%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td colspan="2" valign="top" width="30%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 2018 </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td colspan="2" valign="bottom" width="29%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 2017 </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr style="height:37.75pt;"> <td valign="top" width="31%" style="height:37.75pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="bottom" width="15%" style="border-bottom:solid windowtext 1.0pt;height:37.75pt;padding:0in 5.4pt 0in 5.4pt;"> Shares </td> <td valign="bottom" width="15%" style="border-bottom:solid windowtext 1.0pt;border-top:solid windowtext 1.0pt;height:37.75pt;padding:0in 5.4pt 0in 5.4pt;"> Weighted Average Exercise Price </td> <td valign="top" width="5%" style="height:37.75pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="bottom" width="15%" style="border-bottom:solid windowtext 1.0pt;height:37.75pt;padding:0in 5.4pt 0in 5.4pt;"> Shares </td> <td valign="bottom" width="14%" style="border-bottom:solid windowtext 1.0pt;border-top:solid windowtext 1.0pt;height:37.75pt;padding:0in 5.4pt 0in 5.4pt;"> Weighted Average Exercise Price </td> <td valign="top" width="5%" style="height:37.75pt;padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="31%" style="padding:0in 5.4pt 0in 5.4pt;"> Options outstanding - beginning of period </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> 5,091,565 </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> $ 3.13 </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> 3,357,000 </td> <td valign="top" width="14%" style="padding:0in 5.4pt 0in 5.4pt;"> $ 2.84 </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="31%" style="padding:0in 5.4pt 0in 5.4pt;"> Options granted </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> - </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> -  </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> 5,277,500 </td> <td valign="top" width="14%" style="padding:0in 5.4pt 0in 5.4pt;"> 3.15 </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="31%" style="padding:0in 5.4pt 0in 5.4pt;"> Options exercised </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> - </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> -  </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> (137,500) </td> <td valign="top" width="14%" style="padding:0in 5.4pt 0in 5.4pt;"> 2.89 </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="31%" style="padding:0in 5.4pt 0in 5.4pt;"> Options expired </td> <td valign="top" width="15%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> (487,000) </td> <td valign="top" width="15%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 3.34 </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> (1,469,500) </td> <td valign="top" width="14%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 2.89 </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="31%" style="padding:0in 5.4pt 0in 5.4pt;"> Options outstanding - end of period </td> <td valign="top" width="15%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 4,604,565 </td> <td valign="top" width="15%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> $ 3.11 </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 7,027,500 </td> <td valign="top" width="14%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> $ 3.06 </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="31%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="14%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="31%" style="padding:0in 5.4pt 0in 5.4pt;"> Options exercisable - end of period </td> <td valign="top" width="15%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 4,060,818 </td> <td valign="top" width="15%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> $ 3.10 </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 5,908,752 </td> <td valign="top" width="14%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> $ 3.05 </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="31%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="14%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="31%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="14%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> </table>
Options outstanding and exercisable	<!--DOCTYPE html PUBLIC "-//W3C//DTD XHTML 1.0 Transitional//EN" "http://www.w3.org/TR/xhtml1/DTD/xhtml1-transitional.dtd" --> The following table relates to stock options at June 30, 2018:   <table border="0" cellpadding="0" cellspacing="0" width="642" style="border-collapse:collapse;margin-left:5.4pt;width:589.499939pt;"> <tr style="page-break-inside:avoid;"> <td valign="bottom" width="11%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td colspan="4" valign="bottom" width="42%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> Outstanding Options </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td colspan="4" valign="bottom" width="42%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> Exercisable Options </td> </tr> <tr style="page-break-inside:avoid;"> <td valign="bottom" width="11%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> Exercise Price </td> <td valign="bottom" width="10%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> Number  </td> <td valign="bottom" width="10%" style="border-bottom:solid windowtext 1.0pt;border-top:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> Weighted Average Exercise Price </td> <td valign="bottom" width="11%" style="border-bottom:solid windowtext 1.0pt;border-top:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> Aggregate Intrinsic Value </td> <td valign="bottom" width="11%" style="border-bottom:solid windowtext 1.0pt;border-top:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> Weighted Average Remaining Contractual Term (Years) </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="bottom" width="11%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> Number  </td> <td valign="bottom" width="10%" style="border-bottom:solid windowtext 1.0pt;border-top:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> Weighted Average Exercise Price  </td> <td valign="bottom" width="10%" style="border-bottom:solid windowtext 1.0pt;border-top:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> Aggregate Intrinsic Value </td> <td valign="bottom" width="11%" style="border-bottom:solid windowtext 1.0pt;border-top:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> Weighted Average Remaining Contractual Term (Years) </td> </tr> <tr style="page-break-inside:avoid;"> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> $1.92 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> 444,922 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> $1.92 </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> $ 278,521 </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> 2.94 </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> 444,922 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> $1.92 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> $ 278,521 </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> 2.94 </td> </tr> <tr style="page-break-inside:avoid;"> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> $2.69 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> 125,000 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> $2.69 </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> - </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> 8.84 </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> 93,750 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> $2.69 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> - </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> 8.84 </td> </tr> <tr style="page-break-inside:avoid;"> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> $3.15 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> 3,544,643 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> $3.15 </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> - </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> 8.63 </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> 3,032,146 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> $3.15 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> - </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> 8.63 </td> </tr> <tr style="page-break-inside:avoid;"> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> $3.91 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> 180,000 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> $3.91 </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> - </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> 7.00 </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> 180,000 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> $3.91 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> - </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> 7.00 </td> </tr> <tr style="page-break-inside:avoid;"> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> $4.02 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> 310,000 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> $4.02 </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> - </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> 6.07 </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> 310,000 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> $4.02 </td> <td valign="top" width="10%" style="padding:0in 5.4pt 0in 5.4pt;"> - </td> <td valign="top" width="11%" style="padding:0in 5.4pt 0in 5.4pt;"> 6.07 </td> </tr> <tr style="page-break-inside:avoid;"> <td valign="top" width="11%" style="border-bottom:double windowtext 2pt;border-top:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> $1.92 - $4.02 </td> <td valign="top" width="10%" style="border-bottom:double windowtext 2pt;border-top:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 4,604,565 </td> <td valign="top" width="10%" style="border-bottom:double windowtext 2pt;border-top:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> $3.11 </td> <td valign="top" width="11%" style="border-bottom:double windowtext 2pt;border-top:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> $ 278,521 </td> <td valign="top" width="11%" style="border-bottom:double windowtext 2pt;border-top:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 7.85 </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="11%" style="border-bottom:double windowtext 2pt;border-top:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 4,060,818 </td> <td valign="top" width="10%" style="border-bottom:double windowtext 2pt;border-top:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> $3.10 </td> <td valign="top" width="10%" style="border-bottom:double windowtext 2pt;border-top:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> $ 278,521 </td> <td valign="top" width="11%" style="border-bottom:double windowtext 2pt;border-top:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 7.75 </td> </tr> </table>
Weighted Average Assumptions	<!--DOCTYPE html PUBLIC "-//W3C//DTD XHTML 1.0 Transitional//EN" "http://www.w3.org/TR/xhtml1/DTD/xhtml1-transitional.dtd" --> The weighted average fair value of the options granted in the first six months of 2017 was calculated at $1.04. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions: <table border="1" cellpadding="0" cellspacing="0" style="border:none;border-collapse:collapse;margin-left:.5in;width:408.599976pt;"> <tr> <td valign="top" width="58%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="bottom" width="14%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="bottom" width="14%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="bottom" width="14%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 2017 </td> </tr> <tr> <td valign="top" width="58%" style="padding:0in 5.4pt 0in 5.4pt;"> Risk free interest rate </td> <td valign="bottom" width="14%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="bottom" width="14%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="bottom" width="14%" style="padding:0in 5.4pt 0in 5.4pt;"> 1.22% </td> </tr> <tr> <td valign="top" width="58%" style="padding:0in 5.4pt 0in 5.4pt;"> Expected term </td> <td valign="bottom" width="14%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="bottom" width="14%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="bottom" width="14%" style="padding:0in 5.4pt 0in 5.4pt;"> 2 years </td> </tr> <tr> <td valign="top" width="58%" style="padding:0in 5.4pt 0in 5.4pt;"> Expected volatility </td> <td valign="bottom" width="14%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="bottom" width="14%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="bottom" width="14%" style="padding:0in 5.4pt 0in 5.4pt;"> 59% </td> </tr> <tr> <td valign="top" width="58%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> Dividend yield </td> <td valign="bottom" width="14%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="bottom" width="14%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="bottom" width="14%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> nil </td> </tr> </table>